UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7486

Nuveen Maryland Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Maryland Premium Income Municipal Fund (NMY)
	February 28, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 4.4% (3.0% of Total Investments)
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$ 540	5.000%, 9/01/16 – SYNCORA GTY Insured	No Opt. Call	BB+	$ 570,542
400	5.250%, 9/01/19 – SYNCORA GTY Insured	9/16 at 100.00	BB+	424,140
185	5.250%, 9/01/25 – SYNCORA GTY Insured	9/16 at 100.00	BB+	191,458
350	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	BB+	361,064
250	4.600%, 9/01/30 – SYNCORA GTY Insured	9/16 at 100.00	BB+	251,043
100	5.000%, 9/01/32 – SYNCORA GTY Insured	9/16 at 100.00	BB+	101,379
12,130	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	12,374,905
1,000	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba2	1,030,420
	5.875%, 9/01/39
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,386,260
	Center, Series 2006A, 5.000%, 12/01/31
16,955	Total Consumer Discretionary			16,691,211
	Consumer Staples – 7.8% (5.3% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2007A:
3,240	5.250%, 6/01/32	6/17 at 100.00	B+	3,157,380
2,665	5.625%, 6/01/47	6/17 at 100.00	B+	2,371,237
155,700	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BB–	12,205,323
	0.000%, 5/15/50
	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,
	Series 2002:
7,625	5.375%, 5/15/33	5/13 at 100.00	BBB+	7,701,098
3,270	5.500%, 5/15/39	5/13 at 100.00	BBB	3,302,635
800	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed	5/13 at 100.00	A3	722,696
	Bonds, Series 2001, 5.000%, 5/15/31
173,300	Total Consumer Staples			29,460,369
	Education and Civic Organizations – 12.0% (8.2% of Total Investments)
2,375	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College,	9/16 at 100.00	BB+	2,399,415
	Series 2006, 5.625%, 9/01/38
3,020	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	3,138,867
	Series 2004, 5.250%, 4/01/34
1,750	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	7/13 at 100.00	BB+	1,751,208
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/22 at 100.00	A–	803,761
	Series 2012A, 5.000%, 7/01/34
3,335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	No Opt. Call	AA+	3,874,870
	University, Trust 1003, 14.041%, 3/13/14 (IF)
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/16 at 100.00	AA+	3,676,120
	College of Art, Series 2006, 5.000%, 6/01/30
1,130	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/17 at 100.00	Baa1	1,197,145
	College of Art, Series 2007, 5.000%, 6/01/36
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/22 at 100.00	Baa1	1,632,945
	College of Art, Series 2012, 5.000%, 6/01/47
745	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB	806,433
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
2,100	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	2,192,757
	High School, Series 2005A, 6.000%, 5/01/35
	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts
	Center Project, Series 2005A:
1,300	5.000%, 5/01/18	5/15 at 100.00	AA	1,408,498
1,365	5.000%, 5/01/19	5/15 at 100.00	AA	1,473,395
615	5.000%, 5/01/20	5/15 at 100.00	AA	660,768
625	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/22 at 100.00	Aa3	738,156
	Auxiliary Facilities, Series 2012, 5.000%, 7/01/29
9,445	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic	No Opt. Call	Aa3	11,458,107
	Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – NPFG Insured
2,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Refunding Series 2012A,	No Opt. Call	AA+	2,005,300
	3.000%, 4/01/13
265	University of Puerto Rico, University System Revenue Bonds, Series 2006P, 5.000%, 6/01/23	6/16 at 100.00	BBB–	263,238
1,145	University of Puerto Rico, University System Revenue Bonds, Series 2006Q, 5.000%, 6/01/19	6/16 at 100.00	BBB–	1,154,252
	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006:
2,000	5.000%, 11/01/31	11/16 at 100.00	BBB+	2,073,500
2,750	4.500%, 11/01/36	11/16 at 100.00	BBB+	2,773,485
41,665	Total Education and Civic Organizations			45,482,220
	Health Care – 28.7% (19.5% of Total Investments)
500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	No Opt. Call	Baa1	526,640
	MediCorp Health System, Series 2007, 5.000%, 6/15/14
1,115	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community	7/20 at 100.00	Baa3	1,254,230
	Hospital, Refunding Series 2010, 5.750%, 7/01/38
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist
	Healthcare, Series 2011A:
1,350	6.250%, 1/01/31	1/22 at 100.00	Baa2	1,654,925
375	6.125%, 1/01/36	1/22 at 100.00	Baa2	449,441
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A–	1,856,760
	Health System, Series 2009A, 6.750%, 7/01/39
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A–	2,718,175
	Health System, Series 2010, 5.000%, 7/01/40
3,075	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A	3,168,849
	Hospital, Series 2004, 5.500%, 7/01/36
2,550	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital	7/16 at 100.00	A3	2,673,216
	Center, Series 2006, 5.000%, 7/01/40
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital
	Center, Series 2012A:
1,000	4.000%, 7/01/30	7/22 at 100.00	A3	1,046,420
1,275	5.000%, 7/01/37	7/22 at 100.00	A3	1,416,015
4,805	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	N/R	4,784,579
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
4,050	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa3	4,190,130
	Hospital, Series 2007A, 5.000%, 7/01/29
3,335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	No Opt. Call	Baa1	3,474,603
	Hospital Issue, Series 2012A, 4.250%, 7/01/32
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins
	Health System Obligated Group Issue, Series 2011A:
500	5.000%, 5/15/25	5/21 at 100.00	AA–	594,610
500	5.000%, 5/15/26	5/21 at 100.00	AA–	592,890
4,225	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente	7/13 at 100.00	A+	4,242,027
	System, Series 1998A, 5.375%, 7/01/15
6,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa3	6,840,664
	Institute, Series 2003, 5.500%, 7/01/33
2,735	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AA–	2,967,037
	System, Series 2008, 5.000%, 7/01/28 – AGC Insured
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/21 at 100.00	A	1,198,260
	System, Series 2011, 6.000%, 7/01/41
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University	10/22 at 100.00	A	1,435,100
	Maryland, Series 2012A, 5.000%, 10/01/39
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,
	Series 2004:
1,000	5.000%, 8/15/13	No Opt. Call	A2	1,022,320
4,050	5.375%, 8/15/24	8/14 at 100.00	A2	4,281,944
7,720	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	5/16 at 100.00	AA+	8,561,403
	Series 2007, 5.250%, 5/15/46 – BHAC Insured
2,300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/22 at 100.00	BBB	2,565,995
	Center, Series 2011, 5.000%, 7/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Project, Series 2007A:
2,375	5.000%, 7/01/37	7/17 at 100.00	BBB	2,528,568
2,905	5.500%, 7/01/42	7/17 at 100.00	BBB	3,164,475
3,950	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A	4,188,264
	Medical Center, Series 2006, 5.000%, 7/01/36
4,450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins	5/20 at 100.00	AA–	4,921,389
	Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of
	Cecil County, Series 2005:
1,000	5.000%, 7/01/35	7/15 at 100.00	A	1,054,570
1,500	5.000%, 7/01/40	7/15 at 100.00	A	1,583,955
4,105	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/19 at 100.00	A2	4,529,088
	Maryland Medical System Issue, Series 2010, 5.125%, 7/01/39
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/13 at 100.00	A2	1,011,350
	Maryland Medical System, Series 2004B, 5.000%, 7/01/24 – AMBAC Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of
	Maryland Medical System, Series 2006:
700	5.000%, 7/01/31	7/16 at 100.00	A2	746,585
1,325	5.000%, 7/01/36	7/16 at 100.00	A2	1,404,924
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County
	Hospital, Series 2008:
7,075	5.750%, 1/01/38	1/18 at 100.00	BBB	7,684,370
1,950	6.000%, 1/01/43	1/18 at 100.00	BBB	2,139,326
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland
	Health, Series 2006A:
2,910	4.500%, 1/01/22 – NPFG Insured	7/16 at 100.00	Baa2	3,185,577
95	5.000%, 7/01/34 – NPFG Insured	7/16 at 100.00	Baa2	99,989
775	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds,	1/14 at 100.00	Baa2	784,083
	Adventist Healthcare, Series 2003A, 5.750%, 1/01/25
	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
3,605	5.375%, 7/01/14	7/13 at 100.00	B3	3,606,045
2,595	5.300%, 7/01/24	7/13 at 100.00	B3	2,542,010
101,825	Total Health Care			108,690,801
	Housing/Multifamily – 5.8% (3.9% of Total Investments)
2,050	Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue Bonds, Glenview Gardens	1/20 at 102.00	AA+	2,317,525
	Apartments Project, Series 2009, 5.000%, 1/01/28 (Mandatory put 1/01/27)
2,500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%,	7/13 at 100.00	Aa2	2,502,625
	7/01/41 (Alternative Minimum Tax)
980	Maryland Community Development Administration, Housing Revenue Bonds, Series 2002B, 4.950%,	7/13 at 100.00	Aa2	981,029
	7/01/32 (Alternative Minimum Tax)
3,145	Maryland Community Development Administration, Multifamily Development Revenue Bonds,	6/13 at 100.00	Aaa	3,149,309
	Waters Towers Senior Apartments, Series 2001F, 5.450%, 12/15/33 (Alternative Minimum Tax)
2,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	6/13 at 100.00	Aaa	2,112,891
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,
	University of Maryland – Baltimore, Series 2003A:
50	5.000%, 10/01/15	10/13 at 100.00	B3	48,177
3,460	5.625%, 10/01/23	10/13 at 100.00	B3	3,120,020
1,500	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt	No Opt. Call	BBB–	1,647,165
	University Village, Series 2012, 5.000%, 7/01/33
2,615	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AA–	2,694,391
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
235	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily	7/13 at 100.00	Aa2	235,971
	Housing Revenue Bonds, Series 1995A, 5.900%, 7/01/15
405	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/13 at 100.00	Aaa	405,838
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)
	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue
	Refunding Bonds, Overlook Apartments, Series 1995A:
970	5.700%, 12/20/15	6/13 at 100.00	AA+	973,987
1,670	5.750%, 12/20/19	6/13 at 100.00	AA+	1,675,595
21,690	Total Housing/Multifamily			21,864,523
	Housing/Single Family – 9.5% (6.5% of Total Investments)
5,425	Maryland Community Development Administration, Residential Revenue Bonds, Series 2005E,	9/14 at 100.00	AA	5,503,064
	4.900%, 9/01/36 (Alternative Minimum Tax) (UB) (4)
1,800	Maryland Community Development Administration, Department of Housing and Community	9/15 at 100.00	AA	1,860,804
	Development, Residential Revenue Bonds, Series 2006B, 4.750%, 9/01/25 (Alternative
	Minimum Tax) (UB) (4)
2,345	Maryland Community Development Administration, Department of Housing and Community	9/15 at 100.00	AA	2,427,638
	Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative
	Minimum Tax) (UB) (4)
7,500	Maryland Community Development Administration, Department of Housing and Community	3/16 at 100.00	AA	7,810,500
	Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative
	Minimum Tax) (UB) (4)
4,075	Maryland Community Development Administration, Department of Housing and Community	9/16 at 100.00	AA	4,246,475
	Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative
	Minimum Tax) (UB) (4)
2,820	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	AA	2,911,962
	Development, Residential Revenue Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative
	Minimum Tax) (UB) (4)
1,500	Maryland Community Development Administration Department of Housing and Community	3/17 at 100.00	AA	1,587,214
	Development, Residential Revenue Bonds, Series 2007H, 5.000%, 9/01/27 (Alternative
	Minimum Tax) (UB) (4)
3,535	Maryland Community Development Administration Department of Housing and Community	9/18 at 100.00	Aa2	3,834,945
	Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39
3,000	Maryland Community Development Administration Department of Housing and Community	9/18 at 100.00	Aa2	3,169,440
	Development, Residential Revenue Bonds, Series 2009B, 4.750%, 9/01/39
2,130	Maryland Community Development Administration Department of Housing and Community	3/20 at 100.00	Aa2	2,369,668
	Development, Residential Revenue Bonds, Series 2010B, 5.250%, 9/01/35
240	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage	6/13 at 100.00	Aaa	240,655
	Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)
34,370	Total Housing/Single Family			35,962,365
	Industrials – 2.7% (1.8% of Total Investments)
5,895	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation	6/20 at 100.00	Baa3	6,730,204
	Facilities Project, Series 2010A, 5.750%, 6/01/35
3,340	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	BBB	3,592,805
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
9,235	Total Industrials			10,323,009
	Long-Term Care – 5.6% (3.8% of Total Investments)
5,215	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	A–	5,424,174
2,050	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc.,	1/20 at 100.00	BBB	2,323,306
	Series 2009B, 6.000%, 1/01/23
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown
	Community Issue, Series 2010:
1,685	6.125%, 1/01/30	1/21 at 100.00	A	1,967,692
5,000	6.250%, 1/01/45	1/21 at 100.00	A	5,759,600
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	1,035,890
	2006A, 5.400%, 1/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm
	Presbyterian Community, Series 2007A:
780	5.000%, 1/01/17	No Opt. Call	N/R	801,044
1,460	5.250%, 1/01/27	1/17 at 100.00	N/R	1,458,467
2,480	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	2,559,831
	Retirement Community, Series 2007, 4.750%, 7/01/34
19,670	Total Long-Term Care			21,330,004
	Tax Obligation/General – 12.2% (8.3% of Total Investments)
1,310	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvements,	No Opt. Call	AAA	1,315,856
	Series 2008, 5.000%, 4/01/13
	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006:
2,540	5.000%, 3/01/13	No Opt. Call	AAA	2,541,041
1,565	5.000%, 3/01/21	3/16 at 100.00	AAA	1,758,841
685	Anne Arundel County, Maryland, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 3/01/17	3/16 at 100.00	AAA	776,420
1,000	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,020,740
	2004, 5.000%, 8/01/13
350	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series	No Opt. Call	AAA	373,947
	2009, 5.000%, 8/01/14
	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Series 2011A:
1,000	5.000%, 10/15/29	10/21 at 100.00	Aa2	1,197,690
1,200	5.000%, 10/15/30	10/21 at 100.00	Aa2	1,431,048
150	Calvert County, Maryland, Consolidated General Obligation Public Improvement Refunding Bonds,	No Opt. Call	AAA	152,216
	Series 2003, 4.000%, 7/15/13
	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds,
	Series 2006:
2,145	5.000%, 3/01/14	No Opt. Call	AA+	2,250,663
805	5.000%, 3/01/16	No Opt. Call	AA+	914,818
350	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	351,169
	2010, 4.000%, 4/01/13
4,000	Harford County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series	No Opt. Call	Aaa	4,067,000
	2009, 5.000%, 7/01/13
1,820	Harford County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series	No Opt. Call	Aaa	1,867,884
	2013A, 3.000%, 2/01/14 (WI/DD, Settling 3/05/13)
2,305	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	1/14 at 100.00	AAA	2,401,487
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
2,330	Maryland, General Obligation Bonds, State and Local Facilities Loan, First Series 2003A,	No Opt. Call	AAA	2,331,002
	5.250%, 3/01/13
95	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2009B,	No Opt. Call	AAA	102,021
	5.250%, 8/15/14
	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2010B:
1,500	5.000%, 8/01/13	No Opt. Call	AAA	1,531,110
1,000	5.000%, 8/01/14	No Opt. Call	AAA	1,068,420
1,315	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds,	No Opt. Call	AAA	1,342,273
	Refunding Series 2010A, 5.000%, 8/01/13
5,850	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	6,487,416
	2005A, 5.000%, 7/01/15
2,800	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	3,201,632
	2006A, 5.000%, 5/01/16
1,315	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	No Opt. Call	AAA	1,425,052
	Series 2004F, 5.000%, 12/01/15
2,270	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	BBB+	2,485,400
	NPFG Insured
2,155	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%,	No Opt. Call	BBB+	2,359,488
	7/01/20 – NPFG Insured
1,500	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	No Opt. Call	AAA	1,515,150
	General Obligation Bonds, Consolidated Public Improvement, Series 2009A, 4.000%, 6/01/13
43,355	Total Tax Obligation/General			46,269,784
	Tax Obligation/Limited – 23.8% (16.2% of Total Investments)
865	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North	7/18 at 102.00	N/R	945,376
	Project, Series 2010, 6.100%, 7/01/40
385	Baltimore County, Maryland, Certificates of Participation, Equipment Acquisition Program,	No Opt. Call	AA+	406,903
	Series 2012, 4.000%, 10/01/14
120	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Series 1998, 5.000%,	9/13 at 100.00	Baa2	120,430
	9/01/19 – NPFG Insured
300	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005,	9/15 at 101.00	N/R	306,801
	5.500%, 9/01/34
	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation
	Bonds, Series 2001A:
119	5.600%, 7/01/20 – RAAI Insured	7/13 at 100.00	N/R	119,810
450	5.700%, 7/01/29 – RAAI Insured	7/13 at 100.00	N/R	451,773
	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority,
	Series 2010A:
5,350	5.000%, 7/01/30	7/20 at 100.00	A–	6,010,779
2,355	5.000%, 7/01/40	7/20 at 100.00	A–	2,595,469
1,000	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	1,131,640
2,050	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	2,090,939
	5.750%, 7/01/34
11,750	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	13,470,788
	5.500%, 2/01/16
3,180	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AAA	3,207,221
	5.000%, 5/01/13
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2006,	No Opt. Call	AAA	1,045,490
	5.000%, 2/15/14
1,000	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	No Opt. Call	AA+	1,009,890
	Headquarters Building, Series 2010, 4.000%, 6/01/13
920	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center, Series	No Opt. Call	AA+	963,774
	2012, 4.000%, 6/15/14
1,675	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District,	7/14 at 100.00	A+	1,686,692
	Senior Series 2002A, 5.500%, 7/01/27 – RAAI Insured
3,000	Prince George’s County, Maryland, Certificates of Participation, Equipment Acquisition	No Opt. Call	AA+	3,129,840
	Program, Series 2012, 3.000%, 10/15/14
740	Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series	6/13 at 100.00	AA+	751,855
	2003A, 5.000%, 6/30/14 – NPFG Insured
4,650	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	4,753,881
	2005, 5.200%, 7/01/34
1,414	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/13 at 100.00	N/R	1,415,372
	2005, 5.250%, 7/01/35
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%,	No Opt. Call	BBB	1,019,120
	7/01/35 – NPFG Insured
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
1,100	5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	Baa3	1,147,685
7,025	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	BBB	7,128,127
1,850	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	BBB	1,878,879
1,000	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds,	7/13 at 100.00	BBB–	1,011,860
	Series 2003, 5.250%, 7/01/15 – FGIC Insured
1,530	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	208,585
	0.000%, 7/01/44 – AMBAC Insured
5,605	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	BBB+	5,883,456
	5.500%, 7/01/26 – AMBAC Insured
2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	8/13 at 100.00	AA–	2,104,557
525	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	7/14 at 100.00	BBB	526,071
	2004I, 5.250%, 7/01/33
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
970	0.000%, 8/01/32	8/26 at 100.00	A+	1,028,210
1,500	5.750%, 8/01/37	8/19 at 100.00	A+	1,623,105
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2010A:
1,425	5.375%, 8/01/39	2/20 at 100.00	A+	1,510,172
200	5.500%, 8/01/42	2/20 at 100.00	A+	213,188
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	4,546,748
	2010C, 5.250%, 8/01/41
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
7,000	0.000%, 8/01/40 – NPFG Insured	No Opt. Call	AA–	1,555,260
8,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	1,676,960
210	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	30,083
12,140	0.000%, 8/01/56	No Opt. Call	AA–	951,169
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA:
520	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	BBB+	569,681
2,350	5.300%, 7/01/35	7/20 at 100.00	BBB+	2,377,589
820	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB,	No Opt. Call	AA–	933,119
	5.250%, 7/01/22 – AGM Insured
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2007CC:
765	5.500%, 7/01/28 – NPFG Insured	No Opt. Call	Baa2	796,816
1,200	5.500%, 7/01/30	No Opt. Call	BBB+	1,252,608
2,300	5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA–	2,642,424
1,645	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	1,791,339
	Lien Series 2010B, 5.250%, 10/01/29
109,413	Total Tax Obligation/Limited			90,021,534
	Transportation – 5.8% (3.9% of Total Investments)
	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A:
1,060	5.250%, 7/01/17 – FGIC Insured	No Opt. Call	A1	1,177,342
110	5.250%, 7/01/21 – FGIC Insured	No Opt. Call	A1	127,832
265	Guam International Airport Authority, Revenue Bonds, Series 2003A, 5.250%, 10/01/21 –	10/13 at 100.00	BBB	270,804
	NPFG Insured
725	Guam International Airport Authority, Revenue Bonds, Series 2003B, 5.250%, 10/01/19 –	10/13 at 100.00	BBB	740,878
	NPFG Insured
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Hospital, Series 2001:
1,300	5.000%, 7/01/27 – AMBAC Insured	7/13 at 100.00	N/R	1,301,664
1,000	5.000%, 7/01/34 – AMBAC Insured	7/13 at 100.00	N/R	1,000,850
750	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,	1/15 at 100.00	N/R	804,743
	Johns Hopkins Medical Institution, Series 2004B, 5.000%, 7/01/15 – AMBAC Insured
460	Maryland Health and Higher Educational Facilities Authority, Parking Revenue Bonds, Johns	7/13 at 100.00	A	460,915
	Hopkins Medical Institutions Parking Facilities, Series 1996, 5.500%, 7/01/26 – AMBAC Insured
2,000	Maryland Transportation Authority, Revenue Bonds, Grant Anticipation Series 2008,	No Opt. Call	AAA	2,283,620
	5.250%, 3/01/16
10,110	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series	7/17 at 100.00	AA–	11,475,457
	2007, 5.000%, 7/01/30 – AGM Insured (UB)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
20	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/13 at 100.00	BBB–	20,008
70	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/13 at 100.00	Baa2	70,021
2,075	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	6/13 at 100.00	N/R	2,199,500
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (5)
19,945	Total Transportation			21,933,634
	U.S. Guaranteed – 22.0% (15.0% of Total Investments) (6)
2,030	Anne Arundel County, Maryland, General Obligation Bonds, Series 2004, 5.000%, 4/01/16	4/14 at 100.00	AAA	2,136,778
	(Pre-refunded 4/01/14)
1,530	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System,	5/13 at 100.00	AA+ (6)	1,543,051
	Series 2003A, 5.000%, 5/01/15 (Pre-refunded 5/01/13)
500	Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%,	9/16 at 100.00	Aa3 (6)	572,095
	9/01/36 (Pre-refunded 9/01/16)
1,540	Baltimore, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004A,	10/14 at 100.00	Aa2 (6)	1,659,797
	5.000%, 10/15/22 (Pre-refunded 10/15/14) – AMBAC Insured
2,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2003A, 5.000%, 7/01/33	7/13 at 100.00	AA (6)	2,033,300
	(Pre-refunded 7/01/13) – FGIC Insured
3,120	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 –	No Opt. Call	AA (6)	3,918,190
	FGIC Insured (ETM)
2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AA (6)	2,551,260
	7/01/24 – FGIC Insured (ETM)
1,500	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31	7/16 at 100.00	AA (6)	1,726,365
	(Pre-refunded 7/01/16) – AMBAC Insured
1,680	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%,	12/15 at 100.00	AAA	1,892,906
	12/01/16 (Pre-refunded 12/01/15)
	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds,
	Series 2006:
40	5.000%, 3/01/14 (ETM)	No Opt. Call	Aa1 (6)	41,935
15	5.000%, 3/01/16 (ETM)	No Opt. Call	Aa1 (6)	17,041
1,910	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 (Pre-refunded	8/15 at 100.00	AA (6)	2,124,627
	8/01/15) – NPFG Insured
	Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds,
	Series 2004B:
1,625	5.000%, 8/15/17 (Pre-refunded 2/15/14)	2/14 at 100.00	AAA	1,699,669
1,180	5.000%, 8/15/19 (Pre-refunded 2/15/14)	2/14 at 100.00	AAA	1,234,221
750	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	5/14 at 100.00	AAA	792,000
	5.000%, 5/01/15 (Pre-refunded 5/01/14)
2,875	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A- (6)	3,064,808
	Series 2004, 5.125%, 7/01/34 (Pre-refunded 7/01/14)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,
	Series 1997:
1,545	5.000%, 7/01/17 – AMBAC Insured (ETM)	No Opt. Call	N/R (6)	1,701,926
3,200	5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R (6)	4,036,256
3,125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County	7/13 at 100.00	N/R (6)	3,498,250
	General Hospital, Series 1993, 5.500%, 7/01/25 (ETM)
3,875	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	N/R (6)	4,123,775
	System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	4/13 at 101.00	AA+ (6)	1,015,390
	Retirement Community, Series 2003A, 6.000%, 4/01/35 (Pre-refunded 4/01/13)
885	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	1/14 at 100.00	Aaa	921,745
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
	(Pre-refunded 1/15/14)
	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center
	Facilities, Series 2003:
1,465	5.000%, 6/15/21 (Pre-refunded 6/15/13)	6/13 at 100.00	AA+ (6)	1,486,008
1,620	5.000%, 6/15/23 (Pre-refunded 6/15/13)	6/13 at 100.00	AA+ (6)	1,643,231
1,700	5.000%, 6/15/24 (Pre-refunded 6/15/13)	6/13 at 100.00	AA+ (6)	1,724,378
1,555	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	1,734,603
	Projects, First Series 1978, 6.800%, 7/01/16 – AMBAC Insured (ETM)
1,670	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2003,	8/13 at 100.00	AAA	1,704,552
	5.000%, 8/01/15 (Pre-refunded 8/01/13)
	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and
	Auxiliary Facilities, Series 2003A:
500	5.000%, 7/01/20 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	Aa3 (6)	508,235
1,000	5.000%, 7/01/32 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	Aa3 (6)	1,016,470
4,000	Northeast Maryland Waste Disposal Authority, Montgomery County, Resource Recovery Bonds,	4/13 at 100.00	AA (6)	4,017,040
	Series 2003, 5.500%, 4/01/15 (Pre-refunded 4/01/13) – AMBAC Insured (Alternative
	Minimum Tax)
	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,
	Series 2003A:
1,500	5.000%, 10/01/17 (Pre-refunded 10/01/13)	10/13 at 100.00	AAA	1,543,140
5,770	5.000%, 10/01/18 (Pre-refunded 10/01/13)	10/13 at 100.00	AAA	5,935,945
1,315	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	Aaa	1,362,366
	5.000%, 12/01/19 (Pre-refunded 12/01/13)
1,100	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	Aaa	1,375,154
	5.125%, 6/01/24 – AMBAC Insured (ETM)
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	7/16 at 100.00	Aaa	1,167,120
	5.500%, 7/01/36 (Pre-refunded 7/01/16)
2,380	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	Baa2 (6)	3,035,642
	5.500%, 7/01/19 – NPFG Insured (ETM)
3,135	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%,	10/16 at 100.00	AA+ (6)	3,626,223
	10/01/22 (Pre-refunded 10/01/16)
	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,
	Sewerage Disposal Bonds, Series 2005:
4,500	5.000%, 6/01/16 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	4,972,410
1,235	5.000%, 6/01/23 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,364,650
1,235	5.000%, 6/01/24 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,364,650
1,235	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,364,650
75,840	Total U.S. Guaranteed			83,251,852
	Utilities – 2.9% (2.0% of Total Investments)
550	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002LL, 5.500%, 7/01/17 –	No Opt. Call	BBB+	607,354
	NPFG Insured
2,015	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004OO, 5.000%, 7/01/13 –	No Opt. Call	AA–	2,037,830
	CIFG Insured
3,600	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 –	7/14 at 100.00	BBB+	3,665,015
	FGIC Insured
1,570	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	BBB+	1,618,685
	FGIC Insured
1,040	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40	7/20 at 100.00	BBB+	1,052,240
1,225	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002JJ, 5.250%,	No Opt. Call	BBB+	1,304,722
	7/01/15 – NPFG Insured
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series	7/17 at 100.00	Baa3	771,908
	2007A, 5.000%, 7/01/24
10,730	Total Utilities			11,057,754
	Water and Sewer – 3.8% (2.6% of Total Investments)
2,690	Baltimore, Maryland, Revenue Refunding Bonds, Wastewater Projects, Series 2002A, 5.125%,	7/13 at 100.00	AA	2,700,007
	7/01/42 – NPFG Insured
1,045	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AA	1,242,744
	7/01/24 – FGIC Insured
2,570	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 –	7/16 at 100.00	AA	2,858,944
	AMBAC Insured
3,000	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 –	7/17 at 100.00	AA	3,401,159
	AMBAC Insured
2,000	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	2,303,539
1,645	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	1,836,082
	2005A, 5.000%, 9/01/15
12,950	Total Water and Sewer			14,342,475
$ 690,943	Total Investments (cost $517,251,820) – 147.0%			556,681,535
	Floating Rate Obligations – (5.8)%			(21,995,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (43.9)% (7)			(166,144,000)
	Other Assets Less Liabilities - 2.7%			10,204,186
	Net Assets Applicable to Common Shares - 100%			$ 378,746,721

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$556,681,535	$ —	$556,681,535

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2013, the cost of investments was $495,725,545.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2013, were as follows:

Gross unrealized:
Appreciation	$42,486,714
Depreciation	(3,525,609)
Net unrealized appreciation (depreciation) of investments	$38,961,105

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1)
defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.8%
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Maryland Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 29, 2013